Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-17 - Fidelity Strategic Real Return Fund	Nov. 28, 2020 USD ($)
Fidelity Advisor Strategic Real Return Fund: Class A
Expense Example:
1 year	$ 499
3 years	729
5 years	982
10 years	1,706
Fidelity Advisor Strategic Real Return Fund: Class M
Expense Example:
1 year	499
3 years	733
5 years	990
10 years	1,725
Fidelity Advisor Strategic Real Return Fund: Class C
Expense Example:
1 year	279
3 years	579
5 years	1,009
10 years	2,207
Fidelity Advisor Strategic Real Return Fund: Class I
Expense Example:
1 year	77
3 years	254
5 years	450
10 years	1,015
Fidelity Advisor Strategic Real Return Fund: Class Z
Expense Example:
1 year	67
3 years	226
5 years	401
10 years	$ 908